DISCONTINUED OPERATIONS - Schedule of Cash Flows from the Discontinued Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from discontinued operations
Net loss from discontinued operations			$ (173)
Add items not affecting cash:
Depreciation			189
Change in non-cash working capital items
Accounts payable	$ 40,150	$ (6,150)	47,767
Discontinued Operations [Member]
Cash Flows from discontinued operations
Net loss from discontinued operations	(0)	(0)	(173)
Add items not affecting cash:
Depreciation	0	0	0
Impairments	0	0	0
Change in non-cash working capital items
Prepaids and advances	0	0	3,703
Accounts payable	0	(0)	(5,358)
Cash utilized in operating activities - discontinued operations	0	(0)	(1,827)
Cash outflows from discontinued operations	0	(0)	(1,827)
Cash - discontinued operations	$ 0	$ 0	$ 0